Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of major components of tax expense (income) [text block]
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Income tax benefit	$908	$788	$790
Total income tax benefit for the year	$908	$788	$790

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [text block]
	Years Ended December 31,
	2025	2024	2023
Statutory corporate income tax rate in Denmark	22%	22%	22%
Non-deductible income / (expenses)	(3)%	5%	(1)%
Non-taxable income / (expenses)	—%	—%	—%
Additional tax deduction R&D expenses	2%	2%	1%
Tax credit research and development expenditures	—%	(7)%	(4)%
Change in deferred tax asset not capitalized	(11)%	(15)%	(14)%
Total effective tax rate	10%	7%	4%

Disclosure of deferred taxes [text block]
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Deferred Tax Positions:
Warrants	$—	$—	$275
Loss carry forward	23,158	20,429	19,022
Other items	(156)	(131)	(126)
Deferred tax assets not recognized	(23,002)	(20,298)	(19,171)
Total Deferred Tax	$—	$—	$—